Stock Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Activity in the Stock Option Plans

Activity in the stock option plans is as follows:

	Options Outstanding		Shares Exercisable
	Number of	Weighted Average	Number of	Weighted Average
(Shares in thousands)	Shares	Exercise Price	Shares	Exercise Price
Outstanding at December 31, 2017	395	$9.68	168	$7.61
Granted	-	$-	-	$-
Newly vested	-	11.05	52	-
Exercised	(67)	-	(67)	-
Expired	(3)	11.35	-	-
Outstanding at December 31, 2018	325	$10.50	153	$9.65
Granted	-	$-	-	$-
Newly vested	-	11.10	62	-
Exercised	(21)	-	(21)	-
Expired	(1)	11.35	-	-
Outstanding at December 31, 2019	303	$10.51	194	$10.04